Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member]
Goodwill and Intangible Assets
5. Goodwill
Changes in the carrying value of goodwill by reporting segment were
as follows:

	Motion Picture	Television Production	Total
	(Amounts in millions)
Balance as of March 31, 2023	$393.7	$401.9	$795.6
Acquisition of eOne (see Note 2)	1.0	4.8	5.8

Balance as of December 31, 2023	$394.7	$406.7	$801.4

6. Goodwill and Intangible Assets
Goodwill
There have been no changes to the balance of goodwill during each of the years ended March 31, 2023, 2022 and 2021. Goodwill by reportable segment for each period is as follows:

	Motion Picture	Television Production	Total

	(Amounts in millions)
Balance as of March 31, 2023, 2022 and 2021	$393.7	$401.9	$795.6

Intangible Assets
Finite-Lived Intangible Assets.
Finite-lived intangible assets consisted of the following:

	March 31, 2023			March 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount

	(Amounts in millions)
Finite-lived intangible assets subject to amortization:
Customer relationships	$31.0	$10.0	$21.0	$31.0	$7.9	$23.1
Trademarks and trade names	3.6	2.6	1.0	3.6	2.2	1.4
Other	23.9	19.0	4.9	23.9	15.8	8.1

	$58.5	$31.6	$26.9	$58.5	$25.9	$32.6

Amortization expense associated with the Company’s intangible assets for the year ended March 31, 2023, 2022 and 2021 was approximately $5.7 million, $5.7 million and $5.7 million, respectively. Amortization expense remaining relating to intangible assets for each of the years ending March 31, 2024 through 2028 is estimated to be approximately $5.1 million, $4.2 million, $2.5 million, $2.2 million, and $2.2 million, respectively.